                              PACIFIC CAPITAL FUNDS
                         SUPPLEMENT DATED MARCH 31, 2006
                     TO PROSPECTUSES DATED DECEMBER 1, 2005


         INFORMATION IN THE "SMALL CAP FUND - PRINCIPAL INVESTMENT STRATEGIES" SECTION ON PAGE 13 OF THE CLASS A/B/C PROSPECTUS AND PAGE 11 OF THE CLASS Y PROSPECTUS REFERENCING THE RUSSELL 2000(R) VALUE INDEX IS REVISED AS FOLLOWS:

The Fund currently considers "smaller" companies to be those with market capitalizations within the range of capitalizations included in the Russell 2000(R) Index at the time of purchase (approximately $27 million to $4.7 billion as of February 28, 2006).


         THE FIRST PARAGRAPH IN THE "RISK/RETURN SUMMARY AND FUND EXPENSES - SMALL CAP FUND" SECTION AND THE PERFORMANCE TABLE ON PAGE 15 OF THE CLASS A/B/C PROSPECTUS AND PAGE 13 OF THE CLASS Y PROSPECTUS ARE REVISED AS FOLLOWS:

The chart and table on this page show how the Small Cap Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to the Russell 2000(R) Index and the Russell 2000(R) Value Index. The Russell 2000(R) Index is comprised of the smallest 2000 securities in the Russell 3000(R) Index. The Russell 2000(R) Value Index is an unmanaged index comprised of securities in the Russell 2000(R) Index with a less-than average growth orientation.


-------------------------------------------------------------------------------------------------------------------------
                                                       PERFORMANCE         PAST           PAST 5            SINCE
                                                        INCEPTION*         YEAR*          YEARS*          INCEPTION*
-------------------------------------------------------------------------------------------------------------------------
CLASS A (with 5.25% sales charge)                        12/3/98
   -     Before Taxes                                                     17.02%          21.31%            17.39%
   -     After Taxes on Distributions                                     13.25%          18.23%            14.66%
   -     After Taxes on Distributions and Sale of
         Fund Shares                                                      13.02%          16.99%            13.70%
-------------------------------------------------------------------------------------------------------------------------
CLASS B (with applicable CDSC)**                         12/3/98          18.52%          21.57%            17.52%
-------------------------------------------------------------------------------------------------------------------------
CLASS C (with applicable CDSC)**                         12/3/98          21.51%          21.66%            17.52%
-------------------------------------------------------------------------------------------------------------------------
RUSSELL 2000(R)INDEX***                                  12/3/98          18.33%           6.61%            10.01%
-------------------------------------------------------------------------------------------------------------------------
RUSSELL 2000(R)VALUE INDEX***                            12/3/98          22.25%          17.23%            14.38%
-------------------------------------------------------------------------------------------------------------------------

* Class A, Class B and Class C shares were not in existence prior to December 8, 1998, December 20, 1998 and April 30, 2004, respectively. Performance information for Class C shares is based upon the performance of Class B shares from inception. Performance calculated for any period up to and through such inception dates is based upon the performance of Class Y shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been incorporated, before and after-tax total return figures may have been adversely affected.

**   Reflects no deduction for taxes.

*** Reflects no deduction for fees, expenses or taxes. The Russell 2000(R) Index has been added as the Fund's benchmark to better reflect the Fund's investment strategy.

-------------------------------------------------------------------------------------------------------------------------
                                                       PERFORMANCE         PAST           PAST 5            SINCE
                                                        INCEPTION          YEAR           YEARS           INCEPTION
-------------------------------------------------------------------------------------------------------------------------

CLASS Y                                                   12/3/98
   -     Before Taxes                                                     23.72%          22.87%            18.67%
   -     After Taxes on Distributions                                     19.76%          19.72%            15.88%
   -     After Taxes on Distributions and Sale of
         Fund Shares                                                      17.47%          18.36%            14.83%
-------------------------------------------------------------------------------------------------------------------------
RUSSELL 2000(R)INDEX*                                     12/3/98         18.33%           6.61%            10.01%
-------------------------------------------------------------------------------------------------------------------------
RUSSELL 2000(R)VALUE INDEX*                               12/3/98         22.25%          17.23%            14.38%
-------------------------------------------------------------------------------------------------------------------------

* Reflects no deduction for fees, expenses or taxes. The Russell 2000(R) Index has been added as the Fund's benchmark to better reflect the Fund's investment strategy.

PCR - SPALL 03/06